CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2012
CONTRIBUTED SURPLUS
CONTRIBUTED SURPLUS

11.  CONTRIBUTED SURPLUS

Changes in the Company's contributed surplus are shown in the following table:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Contributed surplus, beginning of year	$62,215	$63,542	$63,083
Repurchase of Common Shares (note 10)	1,058	—	—
Transfer to share capital	(537)	(1,712)	—
Stock-based compensation	319	385	459

Contributed surplus, end of year	$63,055	$62,215	$63,542